Shareholder Report, Holdings (Details)	Mar. 31, 2025
Formidable ETF [Member] | US Treasury Bill 8/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Formidable ETF [Member] | Acacia Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
Formidable ETF [Member] | US Treasury Bill 4/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Formidable ETF [Member] | Corcept Therapeutics, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Formidable ETF [Member] | Flux Power Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Formidable ETF [Member] | US Treasury Bill 4/3/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Formidable ETF [Member] | Royalty Pharma Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Formidable ETF [Member] | Alliance Resource Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Formidable ETF [Member] | Nomad Foods Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Formidable ETF [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Formidable ETF [Member] | COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Formidable ETF [Member] | CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
Formidable ETF [Member] | CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Formidable ETF [Member] | ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Formidable ETF [Member] | FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Formidable ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%
Formidable ETF [Member] | INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
Formidable ETF [Member] | INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Formidable ETF [Member] | MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Formidable ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Formidable ETF [Member] | UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Formidable ETF [Member] | Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	16.85%
Formidable Fortress ETF [Member] | Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Formidable Fortress ETF [Member] | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Formidable Fortress ETF [Member] | S&P 500 Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Formidable Fortress ETF [Member] | Gaming and Leisure Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Formidable Fortress ETF [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Formidable Fortress ETF [Member] | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Formidable Fortress ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Formidable Fortress ETF [Member] | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Formidable Fortress ETF [Member] | Jack Henry & Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Formidable Fortress ETF [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Formidable Fortress ETF [Member] | COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Formidable Fortress ETF [Member] | CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Formidable Fortress ETF [Member] | CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Formidable Fortress ETF [Member] | ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
Formidable Fortress ETF [Member] | FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
Formidable Fortress ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Formidable Fortress ETF [Member] | INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
Formidable Fortress ETF [Member] | INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
Formidable Fortress ETF [Member] | MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Formidable Fortress ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%